PGIM S&P 500 Buffer 20 ETF - January
Schedule of Investments  (unaudited)
as of January 31, 2025
Description	Shares	Value
Short-Term Investments 104.3%
Affiliated Mutual Fund 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $386,710)(wb)	386,710	$386,710
Options Purchased*~ 103.4%
(cost $40,942,278)		41,913,040

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.3% (cost $41,328,988)		42,299,750
Options Written*~ (4.3)%
(premiums received $1,317,157)		(1,745,490)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $40,011,831)		40,554,260
Liabilities in excess of other assets(z) (0.0)%		(12,697)

Net Assets 100.0%		$40,541,563

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/25	$5.86		682		68	$40,356,109
SPDR S&P 500 ETF Trust	Put	12/31/25	$586.08		682		68	1,556,931
Total Options Purchased (cost $40,942,278)								$41,913,040

PGIM S&P 500 Buffer 20 ETF - January
Schedule of Investments  (unaudited) (continued)
as of January 31, 2025
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/25	$649.90		682		68	$(1,293,713)
SPDR S&P 500 ETF Trust	Put	12/31/25	$468.86		682		68	(451,777)
Total Options Written (premiums received $1,317,157)							$(1,745,490)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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